Note 13 - Stock-based Compensation - Stock Option Valuation Assumptions (Details) - Share-Based Payment Arrangement, Option [Member] - The 2021 Plan [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected term (in years) (Year)	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Expected volatility	59.19%	45.18%	43.31%
Risk-free rate	3.63%	2.16%	0.94%
Dividend yield	0.00%